Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre-delivery installments	$ 324,329	$ 143,131
Amount contractual purchase obligation, Total	629,411
Newbuild vessels [Member]
Number of shipbuilding contacts	10
Number of vessels under construction	10
Vessels under construction cost	953,740
Pre-delivery installments	181,198	143,131
Amount contractual purchase obligation, Total	$ 629,411